Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Provisions Abstract
Schedule of lawsuits and proceedings that resulted in provisions

	December 31, 2023			December 31, 2022
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	175,255	(6,060)	169,195	151,023	(6,226)	144,797
Supplier claims (ii)	334,273	(90,973)	243,300	257,080	(53)	257,027
Other civil claims (iii)	128,036	(1,229)	126,807	99,462	(1,131)	98,331
Tax claims (iv)	101,770	(18,223)	83,547	79,532	(16,037)	63,495
Labor claims (v)	727,133	(16,235)	710,898	654,277	(13,979)	640,298
Environmental claims (vi)	492,740	(55)	492,685	406,872	(36)	406,836
Total	1,959,207	(132,775)	1,826,432	1,648,246	(37,462)	1,610,784

Current	1,064,367	-	1,064,367	924,038	-	924,038
Noncurrent	894,840	(132,775)	762,065	724,208	(37,462)	686,746

Schedule of changes in provisions

	December 31, 2022	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2023
Customer claims (i)	151,023	39,272	32,299	(34,437)	(12,902)	175,255
Supplier claims (ii)	257,080	114,084	18,380	(54,905)	(366)	334,273
Other civil claims (iii)	99,462	77,082	32,483	(16,810)	(64,181)	128,036
Tax claims (iv)	79,532	19,807	6,082	(721)	(2,930)	101,770
Labor claims (v)	654,277	99,926	70,927	(42,214)	(55,783)	727,133
Environmental claims (vi)	406,872	50,950	49,173	-	(14,255)	492,740
Subtotal	1,648,246	401,121	209,344	(149,087)	(150,417)	1,959,207
Escrow deposits	(37,462)	(151,898)	(4,124)	57,744	2,965	(132,775)
Total	1,610,784	249,223	205,220	(91,343)	(147,452)	1,826,432

	December 31, 2021	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2022
Customer claims (i)	168,258	12,258	21,316	(29,363)	(21,446)	151,023
Supplier claims (ii)	477,854	78,481	56,934	(309,321)	(46,868)	257,080
Other civil claims (iii)	95,601	22,485	13,708	(9,248)	(23,084)	99,462
Tax claims (iv)	57,509	18,216	7,837	(1,568)	(2,462)	79,532
Labor claims (v)	349,962	307,352	131,139	(76,884)	(57,292)	654,277
Environmental claims (vi)	331,326	38,632	48,511	(300)	(11,297)	406,872
Subtotal	1,480,510	477,424	279,445	(426,684)	(162,449)	1,648,246
Escrow deposits	(32,017)	(55,546)	(4,779)	13,832	41,048	(37,462)
Total	1,448,493	421,878	274,666	(412,852)	(121,401)	1,610,784

	December 31, 2020	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2021
Customer claims (i)	160,705	32,996	29,685	(30,972)	(24,156)	168,258
Supplier claims (ii)	410,734	92,135	90,788	(71,238)	(44,565)	477,854
Other civil claims (iii)	86,083	15,477	12,850	(10,056)	(8,753)	95,601
Tax claims (iv)	59,678	8,630	8,054	(15,133)	(3,720)	57,509
Labor claims (v)	316,880	100,245	36,373	(66,220)	(37,316)	349,962
Environmental claims (vi)	249,582	40,477	50,957	(33)	(9,657)	331,326
Subtotal	1,283,662	289,960	228,707	(193,652)	(128,167)	1,480,510
Escrow deposits	(31,360)	(39,586)	(11,852)	48,805	1,976	(32,017)
Total	1,252,302	250,374	216,855	(144,847)	(126,191)	1,448,493

Schedule of lawsuits deemed as contingent liabilities

	December 31, 2023	December 31, 2022
Customer claims (i)	158,584	200,966
Supplier claims (ii)	968,752	1,147,606
Other civil claims (iii)	695,097	1,146,048
Tax claims (iv)	1,067,350	1,869,583
Labor claims (v)	3,093,735	1,471,423
Environmental claims (vi)	4,158,504	3,302,843
Total	10,142,022	9,138,469